MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
INVESTMENT OBJECTIVE
The Fund seeks a high level of income consistent with capital preservation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund Class I
Management Fees	0.32%
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.46%
Expense Reimbursement	(0.31%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.15%	[1]
[1]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .15% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund | Class I | USD ($)	15	116	227	549

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period February 9, 2018 (commencement of operations) through September 30, 2018, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund invests at least 85% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government and in repurchase agreements on U.S. Treasury securities. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), invests the remainder of the Fund’s assets in other securities backed by the full faith and credit of the U.S. Government, in repurchase agreements on such securities, and in shares of a T. Rowe Price internal money fund or short-term bond fund that invests exclusively in securities backed by the full faith and credit of the U.S. Government. Securities backed by the full faith and credit of the U.S. Government include, without limitation, securities issued by Government National Mortgage Association and other government agencies and certain corporate debt securities guaranteed by U.S. Government agencies.

The dollar-weighted average maturity of the Fund’s portfolio is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

U.S. Treasury securities in which the Fund may invest include Treasury bills, notes, and bonds, including Treasury inflation protected securities. The Fund may use derivatives to adjust its sensitivity to interest rate changes and to gain exposure to U.S. Treasury security prices. Such instruments include U.S. Treasury futures, which are futures contracts on U.S. Treasury bonds or notes, Treasury STRIPS (which are zero-coupon securities created by separating the principal and interest payments on U.S. Treasury securities), interest rate swaps, and options. Use of derivatives by the Fund may create investment leverage.

The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward committment basis.

T. Rowe Price may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity or to shift assets into and out of higher-yielding securities.

Principal Risks

The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk. These risks may be heightened due to the current historically low interest rate environment.
Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile, could result in larger losses than if they were not used, and tend to compound the effects of other risks.
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.

Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Repurchase Agreement Risk  These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.
Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Performance Information
The Fund began operations February 9, 2018, and therefore has no performance history. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history will be available for the Fund after it has been in operation for one calendar year. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.